American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
June 30, 2020

Large Company Value - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.6%
Aerospace and Defense — 1.8%
General Dynamics Corp.	34,500	5,156,370
Raytheon Technologies Corp.	117,600	7,246,512
		12,402,882
Air Freight and Logistics — 1.5%
United Parcel Service, Inc., Class B	92,600	10,295,268
Automobiles — 0.7%
Honda Motor Co. Ltd., ADR	198,400	5,071,104
Banks — 6.2%
Bank of America Corp.	137,900	3,275,125
JPMorgan Chase & Co.	148,600	13,977,316
PNC Financial Services Group, Inc. (The)	59,600	6,270,516
Truist Financial Corp.	249,700	9,376,235
U.S. Bancorp	173,800	6,399,316
Wells Fargo & Co.	133,700	3,422,720
		42,721,228
Beverages — 1.3%
PepsiCo, Inc.	67,100	8,874,646
Building Products — 1.5%
Johnson Controls International plc	312,600	10,672,164
Capital Markets — 4.8%
Ameriprise Financial, Inc.	37,500	5,626,500
Bank of New York Mellon Corp. (The)	558,100	21,570,565
BlackRock, Inc.	11,000	5,984,990
		33,182,055
Commercial Services and Supplies — 0.8%
Republic Services, Inc.	64,000	5,251,200
Communications Equipment — 3.1%
Cisco Systems, Inc.	453,800	21,165,232
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	33,100	6,837,467
Diversified Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(1)	160,600	28,668,706
Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	428,700	23,634,231
Electric Utilities — 5.3%
Eversource Energy	163,000	13,573,010
Pinnacle West Capital Corp.	163,000	11,946,270
Xcel Energy, Inc.	181,100	11,318,750
		36,838,030
Electrical Equipment — 3.2%
ABB Ltd.	272,300	6,120,639
Emerson Electric Co.	261,200	16,202,236
		22,322,875
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	89,100	7,266,105
Entertainment — 1.5%
Walt Disney Co. (The)	94,700	10,559,997

Equity Real Estate Investment Trusts (REITs) — 0.6%
Weyerhaeuser Co.	171,800	3,858,628
Food and Staples Retailing — 2.6%
Koninklijke Ahold Delhaize NV	222,800	6,067,133
Walmart, Inc.	98,100	11,750,418
		17,817,551
Food Products — 1.7%
Mondelez International, Inc., Class A	224,200	11,463,346
Health Care Equipment and Supplies — 6.8%
Hologic, Inc.(1)	126,300	7,199,100
Medtronic plc	290,100	26,602,170
Zimmer Biomet Holdings, Inc.	109,200	13,034,112
		46,835,382
Health Care Providers and Services — 1.7%
McKesson Corp.	39,100	5,998,722
Quest Diagnostics, Inc.	51,900	5,914,524
		11,913,246
Health Care Technology — 1.4%
Cerner Corp.	146,100	10,015,155
Household Durables — 0.4%
PulteGroup, Inc.	90,200	3,069,506
Household Products — 5.1%
Colgate-Palmolive Co.	142,400	10,432,224
Kimberly-Clark Corp.	117,200	16,566,220
Procter & Gamble Co. (The)	67,600	8,082,932
		35,081,376
Industrial Conglomerates — 1.8%
Siemens AG	103,700	12,181,402
Insurance — 4.1%
Aflac, Inc.	305,100	10,992,753
Chubb Ltd.	138,900	17,587,518
		28,580,271
Machinery — 0.8%
Cummins, Inc.	31,600	5,475,016
Oil, Gas and Consumable Fuels — 4.8%
Chevron Corp.	146,500	13,072,195
ConocoPhillips	176,500	7,416,530
TOTAL SA, ADR	327,200	12,584,112
		33,072,837
Paper and Forest Products — 0.9%
Mondi plc	321,000	5,998,150
Personal Products — 2.4%
Unilever NV (New York)	306,700	16,337,909
Pharmaceuticals — 9.5%
Johnson & Johnson	238,100	33,484,003
Merck & Co., Inc.	109,800	8,490,834
Pfizer, Inc.	724,100	23,678,070
		65,652,907
Road and Rail — 1.3%
Norfolk Southern Corp.	51,800	9,094,526
Semiconductors and Semiconductor Equipment — 5.1%
Applied Materials, Inc.	83,300	5,035,485
Intel Corp.	164,800	9,859,984
Maxim Integrated Products, Inc.	159,400	9,661,234

Texas Instruments, Inc.	83,700	10,627,389
		35,184,092
Software — 1.3%
Oracle Corp. (New York)	161,000	8,898,470
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	42,000	5,982,900
TOTAL COMMON STOCKS (Cost $578,160,997)		652,275,860
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell 1000 Value ETF (Cost $17,661,848)	157,400	17,726,388
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $7,097,683), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $6,961,368)		6,961,363
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $9,246,363), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $9,065,013)		9,065,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	114,037	114,037
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,140,400)		16,140,400
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $611,963,245)		686,142,648
OTHER ASSETS AND LIABILITIES — 0.5%		3,500,198
TOTAL NET ASSETS — 100.0%		$689,642,846

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,990,382	CHF	4,714,738	UBS AG	9/30/20	$808
USD	154,386	CHF	145,817	UBS AG	9/30/20	69
USD	41,224,308	EUR	36,527,591	Credit Suisse AG	9/30/20	103,804
GBP	133,697	USD	165,147	JPMorgan Chase Bank N.A.	9/30/20	602
USD	5,190,763	GBP	4,159,598	JPMorgan Chase Bank N.A.	9/30/20	33,915
USD	150,271	GBP	121,418	JPMorgan Chase Bank N.A.	9/30/20	(257)
JPY	14,050,789	USD	131,051	Bank of America N.A.	9/30/20	(758)
USD	547,290	JPY	58,216,012	Bank of America N.A.	9/30/20	7,454
USD	3,599,497	JPY	383,245,623	Bank of America N.A.	9/30/20	45,668
USD	285,632	JPY	30,488,804	Bank of America N.A.	9/30/20	2,910
						$194,215

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	621,908,536	30,367,324	—
Exchange-Traded Funds	17,726,388	—	—
Temporary Cash Investments	114,037	16,026,363	—
	639,748,961	46,393,687	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	195,230	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,015	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.